Derivative Financial Instruments (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Interest rate swap contract [Member]
Statement Line Items [Line Items]
Notional amount	$ 50,000	$ 50,000
Interest rate swap contract [Member] | Not later than one year [Member]
Statement Line Items [Line Items]
Notional amount	1,458
Interest rate swap contract [Member] | Later than one year and not later than two years [Member]
Statement Line Items [Line Items]
Notional amount	5,833
Interest rate swap contract [Member] | Later than two years and not later than three years [Member]
Statement Line Items [Line Items]
Notional amount	5,833
Interest rate swap contract [Member] | Later than three years and not later than four years [Member]
Statement Line Items [Line Items]
Notional amount	5,833
Interest rate swap contract [Member] | 2024 and thereafter [Member]
Statement Line Items [Line Items]
Notional amount	31,043
Currency swap contract [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount	47,690	$ 24,414
Currency swap contract [Member] | Not later than one year [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount	12,695
Currency swap contract [Member] | Later than one year and not later than two years [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount
Currency swap contract [Member] | Later than two years and not later than three years [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount
Currency swap contract [Member] | Later than three years and not later than four years [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount
Currency swap contract [Member] | 2024 and thereafter [Member] | USD [Member]
Statement Line Items [Line Items]
Notional amount